Selected Statements of Comprehensive Loss Data - Schedule of Research and Development Expenses (Details) - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Research and Development Expenses [Line Items]
Subcontractors and consultants	$ 102	$ 52	$ 66
Patent amortization	116
Share based payment	41	83	111
Payroll and payroll related	275	196	231
Other		1	17
Total expenses	534	332	425
Research and development expenses participation			(78)
Total	$ 534	$ 332	$ 347